MEMBER'S CAPITAL	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Oregon Energy LLC
MEMBER'S CAPITAL
MEMBER'S CAPITAL
7.	MEMBER’S CAPITAL

The Company is a LLC and does not issue common stock. Instead, ownership is represented by membership interest percentages.

 As of December 31, 2025 and June 30, 2025, Aurora holds 100% of the membership interest. Profits and losses are allocated entirely to the sole member, Aurora.

 During the six months ended December 31, 2025 and 2024, capital contributions were made by the member amounting to $3,141 and $110,768, respectively. As of December 31, 2025 and 2024, the total capital contributions amounted to $13,876,079 and $13,833,842, respectively.

8.MEMBER’S CAPITAL

The Company is a LLC and does not issue common stock. Instead, ownership is represented by membership interest percentages.

As of June 30, 2025 and 2024, Aurora holds 100% of the membership interest. Profits and losses are allocated entirely to the sole member, Aurora.

During the years ended June 30, 2025 and 2024, capital contributions were made by the member amounting to $149,864 and $651,058, respectively. As of June 30, 2025 and 2024, the total capital contributions amounted to $13,872,938 and $13,723,074, respectively.